EQUITABLE AMERICA

Darin Smith

Vice President and

Associate General Counsel

(319) 573-2676

Darin.Smith@equitable.com

August 5, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company of America

Form N-4 Registration Statement

EQUI-VEST® (Series 202)

Variable Account AA

Commissioners:

On behalf of Equitable Financial Life Insurance Company of America (“Equitable America”), we are filing pursuant to Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), the above-referenced Registration Statement with respect to Variable Account AA.

This Registration Statement relates to a new version of EQUI-VEST® (Series 201) named (Series 202) which is also a variable and indexed linked premium deferred annuity contract and will be issued by Equitable America with variable investment options funded through Variable Account AA. The contract will be offered and sold through both Equitable America’s wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Variable Account AA and the distributors of the EQUI-VEST® (Series 202) contracts are Equitable Distributors, LLC and Equitable Advisors, Inc., both of which are affiliates of Equitable America.

Equitable America EQUI-VEST® (Series 202) and EQUI-VEST® (Series 201) issued by Equitable Financial Life Insurance Company (“Equitable Financial”) are materially identical except EQUI-VEST® (Series 202) does not offer the optional Personal Income Benefit or the optional Maximum transfer flexibility investment allocation method, has a higher withdrawal charge percentage, has our updated loan charges and offers different variable investment options. EQUI-VEST® (Series 201) is covered by Equitable Financial’s Form N-4 Registration Statement File No. 333-153809 and has been offered continuously since it became effective under the 1933 Act. EQUI-VEST® (Series 202) will generally replace EQUI-VEST® (Series 201) for new offers and sales in all states except New York.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure in Equitable America’s EQUI-VEST® (Series 202). The disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the EQUI-VEST® (Series 202) prospectus under Equitable Financial’s Form N-4 Registration Statement File No. 333-153809 notwithstanding the differences noted above.

We would greatly appreciate the Staff’s effort in providing us with comments before September 9, 2022, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits that might be necessary.

Please contact the undersigned if you have any questions or comments.

Very truly yours,

/s/ Darin Smith
Darin Smith